Provisions - Summary (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Jan. 02, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Provisions
Provisions	$ 6,800		$ 6,730	$ 7,202	$ 6,580
Provisions for pensions and similar obligations
Provisions
Provisions	4,370		3,860	3,972	4,004
Provisions for tax and legal matters
Provisions
Provisions	1,516		1,072	1,306	1,005
Provisions for off-balance sheet risk
Provisions
Provisions	852	$ 1,000	1,032	874	952
Other provisions
Provisions
Provisions	$ 62		$ 766	$ 1,050	$ 619